Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2024	2023
Cash on hand	$13,783	$16,068
Total cash	$13,783	$16,068

Money market funds	$39,586	$60,683
Term deposits less than 3 months	26,857	46,500
Total cash equivalents	$66,443	$107,183

Cash and cash equivalents	$80,226	$123,251